STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Employee stock options $ in Millions		12 Months Ended
	Jan. 01, 2023 Options shares	Dec. 31, 2022 USD ($) Y Options shares	Dec. 31, 2021 USD ($) Options Y shares	Dec. 31, 2022 Options $ / shares shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				4,976,636	4,482,941	3,421,404
Weighted average exercise price of outstanding stock options				$ 75.04	$ 74.43	$ 65.27
Number of exercisable stock options | Options				2,706,334	2,077,187
Weighted average exercise price of exercisable stock options				$ 73.76	$ 68.28
Common stock reserved for future issuance | shares				4,976,636
Number of common shares available for grant | shares				3,630,064
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate		1.65%	0.54%
Expected life of stock options (in years) | Y		2.4	2.4
Expected volatility of Agnico Eagle's share price		30.00%	38.00%
Expected dividend yield		2.90%	2.20%
Total compensation expense recorded in the general and administrative | $		$ 15.8	$ 20.2
Number of share options granted in share-based payment arrangement | Options		1,643,801	1,590,750
Number of stock options vested within thirty days of grant date | shares		410,950	397,668
Vesting life of share based awards			3 years
Subsequent events
Significant assumptions used to estimate the fair value of stock options
Number of share options granted in share-based payment arrangement | Options	873,950
Number of stock options vested within thirty days of grant date | shares	218,488
Vesting life of share based awards	3 years
Exercise Prices Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				781,871
Weighted average remaining contractual life of outstanding share options		11 months 12 days
Weighted average exercise price of outstanding stock options				$ 55.09
Number of exercisable stock options | Options				781,871
Weighted average remaining contractual life of exercisable stock options		11 months 12 days
Weighted average exercise price of exercisable stock options				$ 55.10
C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				4,976,636
Weighted average remaining contractual life of outstanding share options		2 years 9 months 3 days
Weighted average exercise price of outstanding stock options				$ 75.04
Number of exercisable stock options | Options				2,706,334
Weighted average remaining contractual life of exercisable stock options		2 years 3 months
Weighted average exercise price of exercisable stock options				$ 73.76
C$67.19 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				4,194,765
Weighted average remaining contractual life of outstanding share options		3 years 1 month 6 days
Weighted average exercise price of outstanding stock options				$ 78.76
Number of exercisable stock options | Options				1,924,463
Weighted average remaining contractual life of exercisable stock options		2 years 9 months 10 days
Weighted average exercise price of exercisable stock options				$ 81.34
Minimum | Exercise Prices Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				55.10
Minimum | C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				55.10
Minimum | C$67.19 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				67.19
Maximum
Significant assumptions used to estimate the fair value of stock options
Vesting life of share based awards		3 years
Maximum | Exercise Prices Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				58.04
Maximum | C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				89.59
Maximum | C$67.19 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				$ 89.59